Fair Values of Share Options Granted (Details) - Share-Based Payment Arrangement, Option [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, Minimum	50.43%	60.31%
Expected volatility, Maximum	52.00%	61.94%
Risk-free interest rate, Minimum	2.47%	1.66%
Risk-free interest rate, Maximum	4.10%	1.96%
Exercise multiple	2.8	2.8
Expected dividend yield	0.00%	0.00%
Contractual term	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%	0.00%
Share price	¥ 1.45	¥ 7.09
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	2000.00%	2000.00%
Share price	¥ 3.83	¥ 60.19